Drilling units, machinery and equipment, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Balance December 31, 2017	$ 1,852,167
Balance June 30, 2018	1,809,794
Drilling units, machinery and equipment | Cost
Property, Plant and Equipment [Line Items]
Balance December 31, 2017	3,224,351
Additions	10,559
Disposal of assets	(2,167)
Balance June 30, 2018	3,232,743
Drilling units, machinery and equipment | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance December 31, 2017	(1,372,184)
Disposal of assets	1,602
Depreciation	(52,367)
Balance June 30, 2018	(1,422,949)
Drilling units, machinery and equipment | Net Book Value
Property, Plant and Equipment [Line Items]
Balance December 31, 2017	1,852,167
Additions	10,559
Disposal of assets	(565)
Depreciation	(52,367)
Balance June 30, 2018	$ 1,809,794